Property and Equipment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property and equipment	R$ 92,413	R$ 57,951	R$ 44,704
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property and equipment	19,865	15,936	13,600
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment	33,114	15,961	9,689
I T Equipment And Systems [Member]
IfrsStatementLineItems [Line Items]
Property and equipment	20,905	17,704	14,781
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment	6,545	561	322
Other Tangible Assets [Member]
IfrsStatementLineItems [Line Items]
Property and equipment	R$ 11,984	R$ 7,789	R$ 6,312